Restricted Net Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Restricted Net Assets [Abstract]
Restricted net assets	$ 89.5	$ 89.5
Annual basis, percentage	10.00%
Registered capital, percentage	50.00%
Statutory reserve